Share Capital - Summary of Dividends Declared and Recorded (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($) $ / shares
Ordinary shares per share, period one
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.155
Paid | $	$ 17.2
Ordinary shares per share, period two
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.165
Paid | $	$ 18.4
Ordinary shares per share, period three
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.165
Paid | $	$ 18.3
Ordinary shares per share, period four
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.165
Paid | $	$ 18.4
Ordinary shares per share, period five
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.165
Paid | $	$ 0.0